Note G - Pensions and Other Postretirement Benefits (Detail) - Amounts Recognized in the Company’s Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value of plan assets at end of year	$ 73,631	$ 65,754
Noncurrent liabilities	7,517	6,571
Pension Plan [Member]
Accumulated benefit obligation at end of year	65,427	58,278
Benefit obligation at beginning of year	72,325	62,865
Service cost	3,188	2,856
Interest cost	2,803	3,068
Settlement loss	263	177
Benefits paid	(6,974)	(6,645)
Actuarial loss or (gain)	9,543	10,004
Benefit obligation at end of year	81,148	72,325
Fair value of plan assets at beginning of year	65,754	64,150
Actual return on plan assets	7,651	1,049
Employer contributions	7,200	7,200
Fair value of plan assets at end of year	73,631	65,754
Funded status at end of year	(7,517)	(6,571)
Noncurrent liabilities	(7,517)	(6,571)
	(7,517)	(6,571)
Net actuarial loss or (gain)	35,029	33,658
Deferred tax (benefit) expense	(13,434)	(12,931)
After tax actuarial loss or (gain)	21,595	20,727
Service cost	3,188	2,856
Expected return on plan assets	(4,591)	(4,539)
Recognized actuarial loss or (gain)	2,441	1,675
Settlement loss	2,935	3,010
Net periodic benefit cost	6,776	6,070
Net loss (gain)	1,371	8,985
Total income recognized in net periodic benefit cost and other comprehensive income	8,147	15,055
Postretirement Plan [Member]
Accumulated benefit obligation at end of year	23,794	24,094
Benefit obligation at beginning of year	24,094	23,882
Service cost	1,156	1,052
Interest cost	871	1,107
Benefits paid	(1,324)	(1,291)
Effect of foreign exchange	24	(20)
Actuarial loss or (gain)	(1,027)	(636)
Benefit obligation at end of year	23,794	24,094
Employer contributions	1,324	1,291
Current liabilities	(1,394)	(1,389)
Noncurrent liabilities	(22,399)	(22,705)
	(23,793)	(24,094)
Net actuarial loss or (gain)	(8,154)	(7,770)
Deferred tax (benefit) expense	3,160	2,969
After tax actuarial loss or (gain)	(4,994)	(4,801)
Service cost	1,156	1,052
Recognized actuarial loss or (gain)	(647)	(656)
Net periodic benefit cost	1,380	1,503
Net loss (gain)	(384)	20
Total income recognized in net periodic benefit cost and other comprehensive income	$ 996	$ 1,523